Land use rights, net (Schedule Of Land Use Right) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Land use rights, net
Gross carrying amount	$ 724,945	$ 725,180
Less: accumulated amortization	(444,912)	(388,660)
Land Use Rights
Land use rights, net
Gross carrying amount	368,942	374,447
Less: accumulated amortization	(65,827)	(58,377)
Land use rights, net	$ 303,115	$ 316,070